Impairment Charges - Summary of Impairment Charges (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Write-down of flight equipment spare parts to net realisable value	¥ 112	¥ 10	¥ 88
Impairment charge on property, plant and equipment	379	29	48
Impairment charge on available-for-sale investments			100
Accrual/(reversal) of impairment charge on trade receivables	(3)	(1)	12
Reversal of impairment charge on other receivables		(9)	(53)
Impairment charges	491	¥ 29	228
Assets disposal of a group classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [Line Items]
Impairment charge on assets of a disposal group classified as held for sale	¥ 3		¥ 33